Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Balances and Transactions [Abstract]
Salaries and other short term employee benefits	$ 4,569,035	$ 587,031	$ 2,976,465	$ 2,742,146
Payments to defined contribution pension schemes	36,000	4,625	36,000	36,000
Total	$ 4,605,035	$ 591,656	$ 3,012,465	$ 2,778,146